Label	Element	Value
Horizon Kinetics Japan Owner Operator ETF | Japan Elevator Service Holdings Co. Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.30%
Horizon Kinetics Japan Owner Operator ETF | Furuno Electric Co. Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.20%
Horizon Kinetics Japan Owner Operator ETF | Oro Co. Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.70%
Horizon Kinetics Japan Owner Operator ETF | Visional, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.40%
Horizon Kinetics Japan Owner Operator ETF | ULS Group, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.30%
Horizon Kinetics Japan Owner Operator ETF | Hikari Tsushin, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.20%
Horizon Kinetics Japan Owner Operator ETF | Resorttrust, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.20%
Horizon Kinetics Japan Owner Operator ETF | IG Port, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.10%
Horizon Kinetics Japan Owner Operator ETF | Pan Pacific International Holdings Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.90%
Horizon Kinetics Japan Owner Operator ETF | Digital Garage, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.70%
Horizon Kinetics Japan Owner Operator ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.10%
Horizon Kinetics Japan Owner Operator ETF | Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	25.00%
Horizon Kinetics Japan Owner Operator ETF | Consumer, Cyclical [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	23.60%
Horizon Kinetics Japan Owner Operator ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	17.40%
Horizon Kinetics Japan Owner Operator ETF | Communications [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	15.50%
Horizon Kinetics Japan Owner Operator ETF | Industrial [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	14.40%
Horizon Kinetics Japan Owner Operator ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.10%
Horizon Kinetics Japan Owner Operator ETF | Japan
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	95.90%